Document And Entity Information	Nov. 04, 2021
Cover [Abstract]
Entity Registrant Name	Assembly Biosciences, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001426800
Document Period End Date	Nov. 04, 2021
Entity Emerging Growth Company	false
Entity File Number	001-35005
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8729264
Entity Address, Address Line One	331 Oyster Point Blvd.
Entity Address, Address Line Two	Fourth Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(833)
Local Phone Number	509-4583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.001
Trading Symbol	ASMB
Name of each exchange on which registered	NASDAQ